Other Income, net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Income, Net	Other income, net consists of the following:
	For years ended December 31,
(in thousands)	2022	2021
Reimbursed SPA costs	$-	$539
Other, net	33	150
Other income, net	$33	$689